Note 7 - Property and Equipment, Net (Details) - Property and Equipment, Net - USD ($)	Sep. 30, 2015	Dec. 31, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 31,493	$ 577,321		$ 577,321
Less: Accumulated depreciation and amortization	(31,493)	(576,622)		(563,467)
		699	[1]	13,854
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	13,500	436,051		436,051
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		123,278		123,278
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 17,993	$ 17,992		$ 17,992

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited consolidated financial statements as of that date.